Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Assets and Liabilities, Lessee
The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2023	2022
Assets:
Operating ROU asset	Operating lease right-of-use assets	230	254
Finance ROU asset, net (1)	Other non-current assets	16	23
Total lease assets		246	277

Liabilities:
Operating lease liability, current	Other current liabilities	40	37
Finance lease liability, current	Other current liabilities	7	8
Operating lease liability, non-current	Operating lease liabilities	214	239
Finance lease liability, non-current	Other non-current liabilities	16	22
Total lease liabilities		276	307
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $15 million at December 31, 2023 and 2022, respectively.

Schedule of Lease, Cost
Weighted-average lease terms and discount rates are as follows:

	December 31,
	2023	2022	2021
Weighted-Average Remaining Lease Term (in years)
Operating leases	7.09	7.72	8.47
Finance leases	3.60	4.31	4.73
Weighted-Average Discount Rate
Operating leases	6.98%	6.88%	6.71%
Finance leases	5.34%	5.12%	4.98%
Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Operating lease costs	59	62	71
Finance lease costs (1)	9	11	13
Short-term lease costs	22	13	1
Variable lease costs (2)	25	23	23
(1) Includes amortization of ROU assets of $8 million, $10 million, and $11 million for the years ended December 31, 2023, 2022, and 2021, respectively.
(2) Includes immaterial amounts related to sublease income.

Schedule of Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2023 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2024	56	8	64
2025	51	7	58
2026	44	6	50
2027	37	3	40
2028	33	—	33
Thereafter	104	1	104
Total lease payments	324	25	349
Less: Imputed interest	(71)	(2)	(73)
Present value of lease liabilities	253	23	276
(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $4 million for a lease that will commence in 2024 with a lease term of 10 years.

Schedule of Cash Flow and Non-Cash Activity, Leases
Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	59	60	67
Finance cash flows from finance leases	8	10	13

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	13	19	5
Finance leases	1	4	7